Performance Management - Strategy Shares Gold Enhanced Yield ETF	May 05, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Prior to January 5, 2025, the Fund was a passively managed ETF and sought to track the performance of its underlying index, which was designed to provide broad exposure to gold and corporate bonds. Effective January 5, 2025, the Fund changed its investment strategy and its name to Strategy Shares Gold Enhanced Yield ETF (formerly, Strategy Shares Gold-Hedged Bond ETF). Performance information for periods prior to January 5, 2025, does not reflect the Fund’s current investment strategy; consequently, such performance information may be less pertinent for investors considering whether to purchase shares of the Fund, as the Fund’s performance may have been different if the Fund’s portfolio was managed under the current investment objective, strategies, and policies.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index, as well as an additional index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 17.97% (quarter ended December 31, 2023), and the lowest return for a quarter was (14.70)% (quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	17.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(14.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For fiscal year or period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception (May 17, 2021)
Return Before Taxes	57.44%	11.88%
Return After Taxes on Distributions	52.25%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares	33.54%	8.43%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses or taxes)	7.30%	0.21%
Bloomberg U.S. Corporate TR Index* (reflects no deduction for fees, expenses or taxes)	7.77%	0.70%

*	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837